Equity	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Equity
Equity

Note 14 - Equity

Ordinary Shares

The Company was authorized to issue 490,222,616 ordinary shares with a par value of $0.0001 each.

As of April 30, 2025 and as of October 31, 2024, 10,000,000 shares were issued and outstanding.

2021 Performance Incentive Plan

The Company adopted the 2021 Share Incentive Plan in September 2021 and reserved 1,764,706 ordinary shares for issuance thereunder. As of April 30, 2025 and as of October 31, 2024, the Company had issued a total of 1,764,706 shares of ordinary shares. Employees granted an option shall be categorized into two categories: Company A and Company B, each with different vesting periods.

Stock-based Compensation

In 2021, options to purchase an aggregate of 1,202,906 shares of ordinary shares were granted to 11 employees at an exercise price of $0.01 per share. These options were categorized under Company A. The options have terms of 10 years and were fully vested on the grant date. The fair value of the options on the date of grant using the Black-Scholes option-pricing model was $4,918,201.

In 2022, options to purchase an aggregate of 453,300 shares of ordinary shares were granted to 32 employees at an exercise price of $0.01 per share. These options were categorized under Company A. The options have terms of 10 years and were fully vested on the grant date. The fair value of the options using the Black-Scholes option-pricing model with the assumptions below on the date of issuance was $2,780,044:

Company A
Expected term in years	7.17 - 7.92
Stock price	$4.0886 - 6.1329
Expected dividend yield	0%
Volatility	27.09%
Risk-free interest Rate	1.5%
Initial fair value per share	$4.0886 - 6.1329

In 2021, options to purchase an aggregate of 66,000 shares of ordinary shares were granted to 7 employees at an exercise price of $2.86 per share. These options were categorized under Company B. The options have a term of 10 years, with 25% of the shares subject to the options vesting every twelve months from the grant date, contingent upon the recipient’s continued service with the Company. The fair value of the options on the date of grant using the Black-Scholes option-pricing model was $136,488.

In 2022, options to purchase an aggregate of 42,500 shares of ordinary shares were granted to 2 employees at an exercise price of $2.86 per share. These options were categorized under Company B. The options have a term of 10 years, with 25% of the shares subject to the options vesting every twelve months from the grant date, contingent upon the recipient’s continued service with the Company. The fair value of the options using the Black-Scholes option-pricing model with the assumptions below on the date of issuance was $165,648:

Company B
Expected term in years	7.17 - 8.17
Stock price	$4.0886 - 6.1329
Expected dividend yield	0%
Volatility	27.09%
Risk-free interest Rate	1.5%
Initial fair value per share	$2.068 - 3.8976

During the six months ended April 30, 2025 and 2024, the Company recognized option stock-based compensation expense of $16,688 and $32,916, respectively.

Note 14 - Equity

Ordinary Shares

The Company was authorized to issue 490,222,616 ordinary shares with a par value of $0.0001 each.

As of October 31, 2024, 10,000,000 shares were issued and outstanding.

2021 Performance Incentive Plan

The Company adopted the 2021 Share Incentive Plan in September 2021 and reserved 1,764,706 ordinary shares for issuance thereunder. As of October 31, 2024, the Company had issued a total of 1,764,706 shares of ordinary shares. Employees granted an option shall be categorized into two Companys: Company A and Company B, each with different vesting periods.

Stock-based Compensation

In 2021, options to purchase an aggregate of 1,202,906 shares of ordinary shares were granted to 11 employees at an exercise price of $0.01 per share. These options were categorized under Company A. The options have terms of 10 years and were fully vested on the grant date. The fair value of the options on the date of grant using the Black-Scholes option-pricing model was $4,918,201.

In 2022, options to purchase an aggregate of 453,300 shares of ordinary shares were granted to 32 employees at an exercise price of $0.01 per share. These options were categorized under Company A. The options have terms of 10 years and were fully vested on the grant date. The fair value of the options using the Black-Scholes option-pricing model with the assumptions below on the date of issuance was $2,780,044:

Company A
Expected term in years	7.17 - 7.92
Stock price	$4.0886 - 6.1329
Expected dividend yield	0%
Volatility	27.09%
Risk-free interest Rate	1.5%
Initial fair value per share	$4.0886 - 6.1329

In 2021, options to purchase an aggregate of 66,000 shares of ordinary shares were granted to 7 employees at an exercise price of $2.86 per share. These options were categorized under Company B. The options have a term of 10 years, with 25% of the shares subject to the options vesting every twelve months from the grant date, contingent upon the recipient’s continued service with the Company. The fair value of the options on the date of grant using the Black-Scholes option-pricing model was $136,488.

In 2022, options to purchase an aggregate of 42,500 shares of ordinary shares were granted to 2 employees at an exercise price of $2.86 per share. These options were categorized under Company B. The options have a term of 10 years, with 25% of the shares subject to the options vesting every twelve months from the grant date, contingent upon the recipient’s continued service with the Company. The fair value of the options using the Black-Scholes option-pricing model with the assumptions below on the date of issuance was $165,648:

Company B
Expected term in years	7.17 - 8.17
Stock price	$4.0886 - 6.1329
Expected dividend yield	0%
Volatility	27.09%
Risk-free interest Rate	1.5%
Initial fair value per share	$2.068 - 3.8976

During the year ended October 31, 2024 and 2023, the Company recognized option stock-based compensation expense of $65,833 and $125,322, respectively.

Statutory Reserve

The Company’s subsidiary, VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Company’s board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

For the years ended October 31, 2024, and 2023, the Company has no addition to the statutory reserve.